Summary of Revenue by Region (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Disaggregation of Revenue [Line Items]
Revenue Amount	$ 2,273,000	$ 3,127,000	$ 4,969,000	$ 6,506,000	$ 12,161,419	$ 4,527,879
Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue Amount	$ 1,675,000	$ 2,390,000	$ 3,745,000	$ 5,002,000	$ 9,193,173	$ 2,564,074
Americas [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	74.00%	76.00%	75.00%	77.00%	76.00%	57.00%
EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue Amount	$ 463,000	$ 556,000	$ 949,000	$ 1,112,000	$ 1,066,254	$ 1,492,561
EMEA [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	20.00%	18.00%	19.00%	17.00%	9.00%	33.00%
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue Amount	$ 135,000	$ 181,000	$ 275,000	$ 392,000	$ 1,901,992	$ 471,244
Asia Pacific [Member] | Customer [Member] | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	6.00%	6.00%	6.00%	6.00%	15.00%	10.00%